Note 8 Fair value of financial liabilities by levels, valuation techniques and inputs (Details)	12 Months Ended
Dec. 31, 2023
Financial liabilities held for trading [Member]
Financial liabilities at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial liabilities held for trading [Member] | deposits [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Funding interest rates not observed in the market or in consensus services
Financial liabilities held for trading [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black 76, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Correlation between tenors- Interest rates volatility
Financial liabilities held for trading [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Assets correlation
Financial liabilities held for trading [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Black 76, Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Assets correlation
Financial liabilities held for trading [Member] | Credit derivatives [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial liabilities held for trading [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Financial liabilities held for trading [Member] | Short positions [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives hedge accounting [Member]
Financial liabilities at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Derivatives hedge accounting [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black 76, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Derivatives hedge accounting [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Derivatives hedge accounting [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Black 76, Local Volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Derivatives hedge accounting [Member] | Credit derivatives [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Derivatives hedge accounting [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows